Prepaid Expenses and Other Current Assets, Net (Details) - Schedule of other current assets - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of other current assets [Abstract]
Balance at beginning of year	¥ 1,663	¥ 674	¥ 4,006
Additions (reversal) for the year		3,406	(886)
Written off for the year		(2,359)	(2,446)
Foreign currency translation difference	(1)	(58)
Balance at the end of year	¥ 1,662	¥ 1,663	¥ 674